Debt - Non-Recourse Debt Narrative (Details)		6 Months Ended		12 Months Ended			19 Months Ended
	Jun. 08, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2020 USD ($) draw	Dec. 14, 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from line of credit		$ 0	$ 416,500,000	$ 416,500,000	$ 0	$ 0
Write-off of debt issuance costs				$ 237,000	$ 0	$ 0
Receivables Financing Agreement
Debt Instrument [Line Items]
Payments of lines of credit							$ 4,500,000
Loss on extinguishment of debt	$ 1,200,000
Prepayment penalty	900,000
Write-off of debt issuance costs	300,000
Secured Debt | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 425,000,000.0
Secured Debt | Receivables Financing Agreement
Debt Instrument [Line Items]
Proceeds from line of credit							$ 32,800,000
Number of draws on line of credit | draw							7
Payments of lines of credit	29,300,000
Secured Debt | Receivables Financing Agreement | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 30,000,000.0
Debt instrument, interest rate								11.50%
Write-off of debt issuance costs	$ 200,000